Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management Strategy and Process

We have established policies, processes, and systems for assessing, identifying and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats, including any potential unauthorized occurrence on or conducted through our information and cybernetic systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein.

Our cybersecurity risk assessment and management processes are implemented and maintained by our management team, including our Chief Information Security Officer (CISO), Vice President of IT & Cyber (VP IT & Cyber), and our legal professionals.

Our CISO reports to the VP IT & Cyber who reports to the Chief Resource Officer. The CISO and VP IT & Cyber have primary responsibility for the strategy, engineering, and operations of cybersecurity across the Company, in collaboration with executive management and business unit leaders. All legal aspects related to cybersecurity are reported to the Chief Legal Officer.

Our CISO is supported by a team of cybersecurity, information security, information technology, operations, and legal professionals, both in-house and through external service providers.

Our overall cybersecurity management system includes:

●	risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broad enterprise IT environment;
●	an in-house cybersecurity and information technology (IT) team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents, as well as members of our management team dedicated to assessing and managing material risks from cybersecurity threats;
●	the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security controls; and
●	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
●	cybersecurity awareness training of our employees, incident response personnel, and senior management;

In addition to the foregoing, we have conducted exercises involving our executives to simulate cybersecurity incidents to familiarize our management with possible cybersecurity incidents and to develop appropriate response protocols, with the details and results of such exercises presented to the board of directors. Such “tabletop exercises” are prepared by our CISO in collaboration with our Vice President of IT & Cyber, a third party expert in cybersecurity ransom negotiations, external legal counsels and a cyber insurance broker. Tabletop exercises represent simulated scenarios of cybersecurity attacks designed according to the specifications, threat profile, and regulatory landscape relevant to us with the following objectives in mind:

●	to allow executives to deal with relevant information security scenarios;
●	to familiarize and understand key areas and areas of exposures relevant in a response process to information security incidents;
●	to identify key gaps in current business and information security policies, standards, and processes;
●	raise stakeholders’ level of preparedness and involvement to navigate cybersecurity incidents;
●	empower the organization to adapt and improve decision-making procedures, strategies and processes;
●	to enhance stakeholders’ capabilities in coping with and defeating cybersecurity incidents; and
●	to fine-tune incident response and business continuity plans.

Main points addressed in tabletops include:

●	incident scoping and differential analysis;
●	threats, risks, and potential exposures of a cybersecurity incident to business continuity, data confidentiality, Company reputation and goodwill, human resources, legal, and regulatory liability;
●	benefits and limitations of cybersecurity threat insurance;
●	threat actors’ motivations and tactics;
●	the value of conducting threat actor communications;
●	the functions of an incident response team and cybersecurity incident negotiations professional;
●	aspects and content of a cyber-incident response plan; and
●	risk analysis and management during a cybersecurity incident.

Material Cybersecurity Incidents

For the fiscal year ended December 31, 2025, the Company did not experience any material cybersecurity incidents, nor do we face any current risk from cybersecurity threats, including from any previous cybersecurity incidents, that are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies, processes, and systems for assessing, identifying and managing material risks from cybersecurity threats, and have integrated these processes into our overall risk management systems and processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Company did not experience any material cybersecurity incidents, nor do we face any current risk from cybersecurity threats, including from any previous cybersecurity incidents, that are reasonably likely to materially affect the Company, our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function. The Board oversees management’s implementation of our cybersecurity risk management program.

The board of directors began receiving regular reports from management on our cybersecurity risks. In addition, management updates the board of directors, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential. In addition, at least once a year, the board of directors receives a report from management on the topic.

Our management team is responsible for assessing and managing our material risks from cybersecurity threats.

Our management team supervises efforts to prevent, detect, mitigate, and remediate cybersecurity risks and incidents through various means, which may include briefings from internal security personnel; threat intelligence and other information obtained from governmental, public or private sources, including external consultants engaged by us; and alerts and reports produced by security tools deployed in the IT environment. All reasonable measures were taken according to Best Global Practice, ISO 27001, ISO 27799, ITGC Audit, Israel National Privacy Directorate and The Israel National Cyber Directorate.

Cybersecurity Risk Board of Directors Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our management team is responsible for assessing and managing our material risks from cybersecurity threats.